MASSMUTUAL SELECT FUNDS
MassMutual Select Fundamental Value Fund
Supplement dated March 11, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information for the MassMutual Select Fundamental Value Fund found under the heading Portfolio Managers in the section titled Management (page 34 of the Prospectus):
Ray Nixon, Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017. Mr. Nixon is expected to retire on June 30, 2019.
The following information replaces similar information for Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) found on page 130 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Ray Nixon, Jr.
is a portfolio manager for a portion of the Fundamental Value Fund. Mr. Nixon joined Barrow Hanley in 1994 and serves as an Executive Director. Prior to joining Barrow Hanley, Mr. Nixon was employed by Smith Barney, Inc., where he was a member of the firm’s Investment Policy Committee and served as their lead institutional stockbroker for the Southwest. During his 42-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas. Mr. Nixon is expected to retire on June 30, 2019.
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B3001M-19-02
FV-19-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated March 11, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective March 31, 2019, the following changes will be made to MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”):
The reference to Henry Ellenbogen found under the heading Portfolio Managers in the section titled Management on page 34 of the Prospectus will be removed and replaced with the following:
Joshua K. Spencer, CFA is a Vice President, Portfolio Manager, and Research Analyst at T. Rowe Price. He has managed the Fund since March 2019.
The information for Henry Ellenbogen found on page 61 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds will be removed and replaced with the following:
Joshua K. Spencer, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. Spencer is a Vice President, Portfolio Manager, and Research Analyst for T. Rowe Price. He joined T. Rowe Price in 2004 and his investment experience dates from 1998. Prior to joining T. Rowe Price, Mr. Spencer was a research analyst and sector fund portfolio manager specializing in the consumer industry at Fidelity Investments. Mr. Spencer has served as a portfolio manager for T. Rowe Price throughout the past five years.
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B3001M-TRUN-19-01

MASSMUTUAL SELECT FUNDS
Supplement dated March 11, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective March 31, 2019, the following changes will be made to the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”):
Henry Ellenbogen will no longer be a portfolio manager of the Fund and will be replaced by Joshua K. Spencer.
The following information will replace similar information found on page B-111 of the SAI in the section titled Appendix C – Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Small and Mid Cap Blend Fund are Frank Alonso, Brian W. H. Berghuis, Joshua K. Spencer, J. David Wagner, and David Wallack.
The following information will replace the information for Henry Ellenbogen found on page B-112 of the SAI in the section titled Appendix C – Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Joshua K. Spencer
Registered investment companies**	2	$4,768,551,470	0	0
Other pooled investment vehicles	5	$3,849,586,149	0	0
Other accounts	4	$1,792,309,378	0	0

*
The information provided is as of December 31, 2018.

**
Does not include the MM Select T. Rowe Price Small and Mid Cap Blend Fund.

Ownership of Securities:
As of December 31, 2018, the portfolio manager did not own any shares of the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
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SAI B3001M-TRUN-19-01